Note 33 - Employee Benefits - Expenses for Defined Benefit Plans (Impact on Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses for defined benefit plans:
Service cost	[1]	€ 234	€ 246	€ 272
Net interest cost (income)		0	5	2
Total expenses defined benefit plans		234	251	274
Expenses for defined contribution plans:
BVV		58	60	63
Other defined contribution plans		244	243	244
Total expenses for defined contribution plans		302	303	307
Total expenses for post-employment benefit plans		536	554	581
Employer contributions to state-mandated benefit plans [abstract]
Pensions related payments social security in Germany		221	233	231
Contributions to pension fund for Postbanks postal civil servants		66	79	85
Further pension related state-mandated benefit plans		217	245	249
Total employer contributions to state-mandated benefit plans		504	557	565
Expenses for share-based payments:
Expenses for share-based payments, equity settled	[2]	455	318	549
Expenses for share-based payments, cash settled	[2]	35	49	39
Expenses for cash retention plans	[2]	398	329	516
Expenses for severance payments	[3]	€ 184	€ 184	€ 92

[1]	Severance related items under Service Costs are reclassified to Expenses for Severance payments.
[2]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses
[3]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized . Severance related items under Service Costs were reclassified to Expense for Severance payments